Document and Entity Information	6 Months Ended
Jul. 02, 2016
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jul. 02, 2016
Entity Registrant Name	SUMMIT MATERIALS, LLC
Entity Central Index Key	0001571371
Entity Filer Category	Non-accelerated Filer